SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2024
Stockholders' Equity Attributable to Parent [Abstract]
Schedule Of Employee Option Activity
	Number of options	Weighted-average exercise price	Weighted- average remaining contractual life (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2024	375,156	6.49	8.1	2,799
Exercised	(62,829)	4.87	-	-
Granted	48,000	16.02	-	-

Outstanding at June 30, 2024	360,327	8.17	89	570

Exercisable at June 30, 2024	193,046	4.90	80	383